DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Gross amount	$ 54.5	$ 7.7	$ 9.9
Offsetting amount			(5.4)
Net amount presented in the statement of financial position	54.5	7.7	4.5
Financial liabilities
Gross amount	(0.4)	(10.8)	(30.1)
Offsetting amount			5.4
Net amount presented in the statement of financial position	$ (0.4)	$ (10.8)	$ (24.7)